10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-09 | Fidelity® Emerging Markets Index Fund
Fund Summary Fund/Class: Fidelity® Emerging Markets Index Fund/Institutional, Institutional Premium
Investment Objective
The fund seeks to provide investment results that correspond to the total return of emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Emerging Markets Index Fund}	10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-09 Fidelity® Emerging Markets Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-09 - Fidelity® Emerging Markets Index Fund		Fidelity Emerging Markets Index Fund-Institutional Class	Fidelity Emerging Markets Index Fund-Institutional Premium Class
Management fee	[1]	0.08%	0.08%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.02%	none
Total annual operating expenses		0.10%	0.08%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-09 - Fidelity® Emerging Markets Index Fund - USD ($)	Fidelity Emerging Markets Index Fund-Institutional Class	Fidelity Emerging Markets Index Fund-Institutional Premium Class
1 year	$ 10	$ 8
3 years	32	26
5 years	56	45
10 years	$ 128	$ 103

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI Emerging Markets Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to May 4, 2016, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	13.15%	March 31, 2012
Lowest Quarter Return	-18.34%	September 30, 2015
Year-to-Date Return	28.10%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Effective May 4, 2016, the fund began comparing its performance to MSCI Emerging Markets Index rather than FTSE® Emerging Index because the MSCI Emerging Markets Index conforms more closely to the fund's investment policies.

Average Annual Total Returns{- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-09 - Fidelity® Emerging Markets Index Fund
	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Emerging Markets Index Fund-Institutional Class				Sep. 08, 2011
Fidelity Emerging Markets Index Fund-Institutional Class | Return Before Taxes	11.37%	1.09%	(1.10%)
Fidelity Emerging Markets Index Fund-Institutional Class | After Taxes on Distributions	11.00%	0.66%	(1.51%)	Sep. 08, 2011
Fidelity Emerging Markets Index Fund-Institutional Class | After Taxes on Distributions and Sales	6.86%	0.90%	(0.77%)	Sep. 08, 2011
Fidelity Emerging Markets Index Fund-Institutional Premium Class				Sep. 08, 2011
Fidelity Emerging Markets Index Fund-Institutional Premium Class | Return Before Taxes	11.26%	1.09%	(1.10%)
MSCI Emerging Markets Index(reflects no deduction for fees or expenses)	11.23%	1.33%	(0.56%)
Fidelity Emerging Markets Index Fund Linked Index℠(reflects no deduction for fees, expenses, or taxes)	11.78%	1.84%	(0.19%)
[1]	From September 8, 2011